UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  53
Form 13F Information Table Value Total:  $154,489,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                  Value       Shrs or                Investment       Voting Authority
Name of Issuer               Class        Cusip      (x$1000)     Prn Amt.   Shr/Prn     Discretion       Sole       None
--------------               -----        -----      --------     --------   -------     ----------       ----       ----
ALR Technologies              com       001630102           2       33,500     shr          sole          33,500          -
Abbott Laboratories           com       002824100         354        7,298     shr          sole           7,298          -
Activision                    com       004930202       1,549      102,600     shr          sole          51,400     51,200
Advanced Med. Optics          com       00763M108         225        5,700     shr          sole             100      5,600
Alltel                        com       020039103         666       11,997     shr          sole           7,347      4,650
Automatic Data                com       053015103       3,555       75,100     shr          sole          23,250     51,850
Bank of New York              com       064058100         323        9,149     shr          sole           3,489      5,660
Baxter Int'l.                 com       071813109       4,003       88,050     shr          sole          41,650     46,400
CVS Caremark                  com       126650100       4,167      129,725     shr          sole          68,025     61,700
Capital One Financial         com       14040H105       6,091       77,440     shr          sole          38,390     39,050
Carnival Corp.                com       143658300       4,089       86,950     shr          sole          44,550     42,400
Chevron                       com       166764100         694       10,700     shr          sole             200     10,500
Citigroup                     com       172967101       3,794       76,375     shr          sole          39,526     36,849
Comcast Corp.                 com       20030N101         886       24,000     shr          sole               -     24,000
Comcast Corp.                 com       20030N200       4,700      127,682     shr          sole          72,932     54,750
ConocoPhillips                com       20825C104         377        6,340     shr          sole           1,490      4,850
Currencyshares Euro           com       23130C108       2,716       21,370     shr          sole          11,320     10,050
Credit Suisse                 com       H3698D419         492        8,528     shr          sole           8,528          -
Exxon Mobil                   com       30231G102      13,143      195,870     shr          sole          53,568    142,302
Factset Research              com       303075105       3,882       79,925     shr          sole          51,300     28,625
Flowserve                     com       34354P105       3,081       60,900     shr          sole          27,600     33,300
Freddie Mac                   com       313400301       4,326       65,218     shr          sole          38,118     27,100
General Dynamics              com       369550108       4,497       62,750     shr          sole          36,450     26,300
General Electric              com       369604103       5,999      169,949     shr          sole          89,949     80,000
Harrah's Entertainment        com       413619107       3,116       46,905     shr          sole          22,505     24,400
Ishares EAFE                  com       464287465         183        2,700     shr          sole               -      2,700
Ishares MC 400                com       464287507         362        4,800     shr          sole               -      4,800
Ishares SC 600                com       464287804         772       12,600     shr          sole           1,900     10,700
Ishares Oil Equip & Ser       com       464288844         169        4,000     shr          sole               -      4,000
JP Morgan Chase               com       46625H100       5,199      110,707     shr          sole          67,707     43,000
Johnson & Johnson             com       478160104         516        7,952     shr          sole           6,384      1,568
Lehman Bros.                  com       524908100       1,946       26,350     shr          sole          18,750      7,600
Microsoft                     com       594918104         219        8,000     shr          sole               -      8,000
Morgan Stanley                com       617446448       5,309       72,814     shr          sole          40,564     32,250
Nabors Industries             com       G6359F103       7,247      243,580     shr          sole         151,980     91,600
Pantry Inc                    com       698657103       4,458       79,080     shr          sole          39,830     39,250
Pepsico Inc.                  com       713448108       2,958       45,325     shr          sole          19,725     25,600
Proctor & Gamble              com       742718109       4,859       78,397     shr          sole          39,025     39,372
Royal Dutch Shell             com       780259206         311        4,700     shr          sole           4,700          -
SPDR 500 Tr.                  com       78462F103       4,116       30,810     shr          sole              10     30,800
SPDR Oil & Gas Tr.            com       78464A730         178        5,000     shr          sole               -      5,000
Schlumberger, Ltd             com       806857108       6,076       97,957     shr          sole          64,307     33,650
Smith Int'l.                  com       832110100         404       10,400     shr          sole           4,650      5,750
Streettracks Gold Trust       com       863307104       3,943       66,300     shr          sole          32,400     33,900
Sysco Systems                 com       871829107       3,432      102,600     shr          sole          55,450     47,150
3M Co.                        com       88579Y101       3,792       50,960     shr          sole          17,800     33,160
Tiffany & Co.                 com       886547108       2,814       84,750     shr          sole          37,350     47,400
U.S. Bancorp                  com       902973304       1,694       50,984     shr          sole          24,348     26,636
United Technologies           com       913017109       4,184       66,050     shr          sole          36,750     29,300
Walgreen                      com       931422109       1,544       34,775     shr          sole           8,775     26,000
Williams Cos.                 com       969457100       5,148      215,650     shr          sole         115,850     99,800
Wyeth                         com       983024100       2,749       54,075     shr          sole          24,825     29,250
Yahoo!                        com       984332106       3,182      125,875     shr          sole          58,275     67,600